Other Current Assets	12 Months Ended
Dec. 31, 2024
Miscellaneous current assets [abstract]
Other Current Assets
24.	Other Current Assets
The composition of other current assets is shown below:

		December 31	December 31

(in thousands)	Note	2024	2023

Prepaid expenses		$3,230	$2,628

Other		467	871

Total other current assets		$3,697	$3,499